Acquisitions, Goodwill and Intangible Assets (Details) - Schedule of Business Acquisition, by Acquisition (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Business Acquisition [Line Items]
Cash	$ 0	$ 0	$ 539,304	$ 0
Recognized amounts of identifiable assets acquired and liabilities assumed:
Goodwill	835,295		779,303	159,484
2013 Acquisitions [Member]
Business Acquisition [Line Items]
Cash			539,304
Equity instruments (635,810 common shares of the Company) issued			894,173
Assets acquired under capital lease			1,714,974
Equity instruments held in escrows (200,000 common shares of the Company)			224,000
Fair value of total consideration transferred			3,372,451
Recognized amounts of identifiable assets acquired and liabilities assumed:
Financial assets (primarily accounts receivable)			92,320
Inventory			24,234
Property, plant, and equipment			2,377,521
Identifiable intangible assets			356,500
Financial liabilities			(97,943)
Total identifiable net assets			2,752,632
Goodwill			619,819
			$ 3,372,451